Discontinued Operations (Consolidated Statements Of Comprehensive Loss) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (expense)		$ 128	$ 162	$ (3)
Gain (Loss) from discontinued operations, net of income taxes		$ 5	(36,116)	(19,183)
Century Skyway Limited
Operating expenses			(7)	(8,005)
Loss before provision for income taxes			(7)	(8,005)
Income tax credit				492
Gain (Loss) from discontinued operations, net of income taxes			(7)	(7,513)
Boca International Limited
Revenues	$ 812		410	10
Cost of revenues	(523)		(1,738)	(1,378)
Operating expenses	(363)		(39,613)	(10,489)
Other income (expense)			(218)	(140)
Loss before provision for income taxes	(74)		(41,159)	(11,997)
Income tax credit	79		5,050	327
Gain (Loss) from discontinued operations, net of income taxes	$ 5		$ (36,109)	$ (11,670)